INCOME TAX	12 Months Ended
Dec. 31, 2019
INCOME TAX
INCOME TAX

19. INCOME TAX

a)    Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

No stamp duty is payable in respect of the issue of the shares or on an instrument of transfer in respect of a share.

Indonesia

Under the current laws of the Republic of Indonesia, the Company's subsidiaries in Indonesia are subject to 25% income tax on its taxable income generated from operations in Indonesia.

Hong Kong

Under the Hong Kong tax laws, subsidiaries in Hong Kong are subject to the Hong Kong profits tax rate at 16.5% and they are exempted from income tax on their foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced in 2018 where the first HK$2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at  16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented.

PRC

The Group’s PRC subsidiaries, the VIE, and VIE’s subsidiaries are subject to the PRC Corporate Income Tax Law ("CIT Law") and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

The CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose "de facto management body" is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the CIT Law define the location of the "de facto management body" as "the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located." Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside the PRC should be considered a resident enterprise for PRC tax purposes.

The components of (loss) / income before income taxes are as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cayman	(39,610,348)	(34,397,077)	6,633,761
Indonesia	—	—	(11,705)
Hong Kong S.A.R.	219,935	(4,507,360)	(3,820,485)
PRC, excluding Hong Kong S.A.R.	(145,272,458)	(310,123,039)	195,497,541
Total	(184,662,871)	(349,027,476)	198,299,112

The Group had current income tax expense of RMB7,460,535  and deferred income tax expense of RMB753,806 for a PRC subsidiary of a VIE for the year ended December 31, 2019 and no current and deferred income tax expense for the years ended December 31, 2017 and 2018.

Withholding tax on undistributed dividends

The CIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Group did not record any dividend withholding tax, as the Group’s PRC entities, have no retained earnings in any of the periods presented.

Reconciliation of the differences between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Computed expected income tax expense	(46,165,718)	(87,256,869)	49,574,778
Non-PRC entities not subject to income tax	9,847,603	9,726,109	(700,393)
Research and development expenses bonus deduction	(1,032,177)	(7,528,081)	(10,181,598)
Non-deductible share-based compensation expenses	15,631,775	66,374,951	4,532,885
Other non-deductible expenses	358,759	176,111	32,602
Expiration of loss carry forwards	—	—	304,194
Change in valuation allowance	21,359,758	18,507,779	(35,348,127)
Actual income tax expense	—	—	8,214,341

b)    Deferred income tax assets and deferred income tax liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Deferred income tax assets
Net operating loss carry forwards	74,657,570	39,342,952
Accrued warranty	12,218,071	14,987,967
Accrued payroll and social insurance	5,099,295	3,873,748
Deferred revenue	3,225,283	6,363,254
Advertising expense	2,955,152	937,639
Allowance for doubtful accounts	57,037	822,134
Write-downs for inventories	—	2,622,784
Less: Valuation allowance	(98,212,408)	(62,864,281)

Total deferred income tax assets, net	—	6,086,197

Deferred income tax liabilities
Short-term investments	—	511,975
Property, plant and equipment	—	6,840,002

Total deferred income tax liabilities	—	7,351,977
Net deferred income tax assets	—	—
Net deferred income tax liabilities	—	1,265,780

As of December 31, 2019, the Group had net operating loss carry forwards of RMB157,371,809 attributable to the PRC subsidiaries, the VIE and VIE's subsidiaries. Tax losses of RMB22,993,915,  RMB39,644,651,  RMB35,015,516, RMB50,628,062 and RMB9,089,665 will expire, if unused, by 2020, 2021, 2022, 2023 and 2024, respectively.

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more likely than not that some portion or all of the deferred income tax assets will not be utilized in the foreseeable future. The valuation allowance as of December 31, 2018 and 2019 was primarily provided for the deferred income tax assets of the Group’s PRC subsidiaries, VIE and VIE’s subsidiaries. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment.

Changes in valuation allowance are as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	58,344,871	79,704,629	98,212,408
Additions / (reversals)	21,359,758	18,507,779	(35,348,127)
Balance at the end of the year	79,704,629	98,212,408	62,864,281

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100,000. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries, consolidated VIE and VIE’s subsidiaries for the years from 2015 to 2019 are open to examination by the PRC tax authorities.